Costs and profits in excess of billings on uncompleted contracts (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) contract	Dec. 31, 2019 CAD ($) contract
Costs and profits in excess of billings on uncompleted contracts
Number of contracts held | contract	7	4
Amount of billings on contracts	$ 8,378,093	$ 89,256
Cumulative revenue	9,451,726	212,236
Changes in the costs and profits in excess of billings on uncompleted contracts	93,415	307,832
Changes due to measurement of progress on uncompleted contracts	$ 1,044,072	$ 184,852